SHARE-BASED COMPENSATION - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of options
Outstanding at beginning of period (in shares) | shares	1,584,304
Granted (in shares) | shares	1,662,500
Forfeited (in shares) | shares	(220,641)
Expired (in shares) | shares	(75,601)
Outstanding at end of period (in shares) | shares	2,950,562
Outstanding and exercisable (in shares) | shares	838,339
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 19.65
Granted (in dollars per share) | $ / shares	2.61
Forfeited (in dollars per share) | $ / shares	2.17
Expired (in dollars per share) | $ / shares	61.59
Outstanding at end of period (in dollars per share) | $ / shares	10.28
Outstanding and exercisable (in dollars per share) | $ / shares	$ 29.66